November 25, 2003

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Focus Value Fund, Inc.
Post-Effective Amendment No.28 to the
 Registration Statement on Form N-1A
(Securities Act File No. 2-77068, Investment Company
 Act File No. 811-3450)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the 1933 Act), Merrill Lynch Focus Value Fund, Inc. hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No.28 to the Funds Registration
    Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No.28 to the Funds
    Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 21, 2003.

Very truly yours,

Merrill Lynch Focus Value Fund Inc.


/s/ Phillip S. Gillispie

Phillip S. Gillispie
Secretary of Fund